Equity Incentive Plans - Summary of Equity Awards Available For Grant (Details) - shares	12 Months Ended
	Apr. 30, 2019	Apr. 30, 2018
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Available at beginning of fiscal year	2,061,282	4,989,092
Awards authorized	12,000,000	7,500,000
Options granted	(4,722,404)	(11,264,179)
Options cancelled	976,130	1,137,867
Options repurchased	43,630
Available at end of period	9,649,123	2,061,282
RSUs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted	(732,701)	(57,000)
RSUs cancelled	23,186
RSAs
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Granted		(244,498)